Document and Entity Information	0 Months Ended
Feb. 13, 2015
Risk/Return:
Document Type	497
Document Period End Date	Feb. 13, 2015
Registrant Name	Trust for Advised Portfolios
Central Index Key	0001261788
Amendment Flag	false
Document Creation Date	Feb. 13, 2015
Document Effective Date	Feb. 13, 2015
Prospectus Date	Jan. 25, 2015
ZIEGLER STRATEGIC INCOME FUND | Investor Class
Risk/Return:
Trading Symbol	ZLSCX
ZIEGLER STRATEGIC INCOME FUND | Institutional Class
Risk/Return:
Trading Symbol	ZLSIX